Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill and other intangible assets
Goodwill and other intangible assets

15.Goodwill and other intangible assets

		Customer-	Network -
		related	related
		intangible	intangible			Right of way
	Goodwill	assets	assets	Licenses	Software	and use	Total
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cost
At January 1, 2022	780,147	877,764	107,202	17,706	23,798	—	1,806,617
Additions during the year	—	—	—	14,772	6,413	—	21,185
Additions through business combinations(a)	119,035	171,765	72,932	—	—	—	363,732
Disposals	—	—	—	(4)	(395)	—	(399)
Exchange differences	(13,543)	(18,163)	(4,844)	(1,886)	(572)	—	(39,008)
At December 31, 2022	885,639	1,031,366	175,290	30,588	29,244	—	2,152,127

At January 1, 2023	885,639	1,031,366	175,290	30,588	29,244	—	2,152,127
Additions during the year	—	—	—	3,007	12,110	—	15,117
Additions through business combinations (note 31)(a)	—	2,224	766	—	—	—	2,990
Disposals	—	(16,219)	(1,758)	(117)	(14,928)	—	(33,022)
Exchange differences	(134,613)	(119,291)	(13,619)	(45)	(4,670)	—	(272,238)
Reclassified to assets held for sale	—	—	—	—	(271)	—	(271)
At December 31, 2023	751,026	898,080	160,679	33,433	21,485	—	1,864,703

At January 1, 2024	751,026	898,080	160,679	33,433	21,485	—	1,864,703
Additions during the year	—	—	—	188	4,177	646	5,011
Disposals	—	(4,540)	(237)	(4)	(9,108)	(333)	(14,222)
Disposal of subsidiary	(12,192)	(50,976)	(17,557)	(9)	(81)	—	(80,815)
Exchange differences	(160,819)	(172,287)	(20,822)	(2,676)	(1,088)	(32)	(357,724)
At December 31, 2024	578,015	670,277	122,063	30,932	15,385	281	1,416,953

Accumulated amortization and impairment
At January 1, 2022	251	131,568	21,885	6,877	20,411	—	180,992
Charge for the year	—	36,169	6,936	2,598	1,627	—	47,330
Impairment charge for the year(b)	121,596	—	—	—	—	—	121,596
Disposals	—	—	—	(4)	(394)	—	(398)
Exchange differences	404	(8,335)	(1,245)	(395)	(313)	—	(9,884)
At December 31, 2022	122,251	159,402	27,576	9,076	21,331	—	339,636

At January 1, 2023	122,251	159,402	27,576	9,076	21,331	—	339,636
Charge for the year	—	34,044	7,217	6,288	2,834	—	50,383
Disposals	—	(16,219)	(1,758)	(117)	(13,328)	—	(31,422)
Exchange differences	9,477	(43,850)	(7,335)	351	(4,827)	—	(46,184)
Reclassified to assets held for sale	—	—	—	—	(38)	—	(38)
At December 31, 2023	131,728	133,377	25,700	15,598	5,972	—	312,375

At January 1, 2024	131,728	133,377	25,700	15,598	5,972	—	312,375
Charge for the year	—	31,972	6,359	4,005	4,195	237	46,768
Impairment charge for the year(b)	87,894	—	—	887	—	—	88,781
Disposals	—	(4,540)	(237)	(4)	(9,107)	(71)	(13,959)
Disposal of subsidiary	—	(9,031)	(3,000)	(1)	(71)	—	(12,103)
Exchange differences	(44,849)	(32,643)	(5,363)	(1,240)	1,995	(3)	(82,103)
At December 31, 2024	174,773	119,135	23,459	19,245	2,984	163	339,759

Net book value
At December 31, 2022	763,388	871,964	147,714	21,512	7,913	—	1,812,491
At December 31, 2023	619,298	764,703	134,979	17,835	15,513	—	1,552,328
At December 31, 2024	403,242	551,142	98,604	11,687	12,401	118	1,077,194
(a)	Includes subsequent asset acquisitions on business combination transactions.
(b)

The carrying amount of the IHS Latam tower businesses group of CGUs was reduced to its recoverable amount through the recognition of an impairment loss against goodwill. This loss is included in administrative expenses in the consolidated statement of income or loss.

Network related intangible assets represent future income from leasing excess tower capacity to new tenants. Customer-related intangible assets represent customer contracts and relationships.

Amortization expense included in cost of sales and administrative expenses in the consolidated statement of loss and other comprehensive income is as follows:

	2024	2023	2022
	$’000	$'000	$'000

Cost of sales (note 7)	42,468	44,618	42,050
Administrative expenses (note 8)	4,300	5,765	5,280
	46,768	50,383	47,330

15.1Allocation of goodwill

Management reviews the business performance based on the geographical location of business. It has identified IHS Nigeria Limited, INT Towers Limited, IHS Towers NG Limited, IHS Cameroon S.A., IHS Côte d’Ivoire S.A., IHS Rwanda Limited, IHS Zambia Limited, IHS Kuwait Limited, IHS South Africa Proprietary Limited, the IHS Latam tower businesses and I-Systems Soluções de Infraestrutura S.A. (“I-Systems”) as the main CGUs/Group of CGUs relevant for the allocation of goodwill. During 2023, the three CGUs in Nigeria were grouped together for the purpose of goodwill impairment testing, as this reflects the level at which management reviews performance and manages its operations in the region. This group of CGUs is identified as IHS Nigeria. IHS Nigeria group of CGUs relate to the Nigeria operating segment, IHS Cameroon S.A, IHS Côte d’Ivoire S.A, IHS Zambia Limited, IHS South Africa Proprietary Limited and IHS Rwanda Limited CGUs related to the SSA operating segment, IHS Kuwait Limited CGU related to the MENA operating segment, and the IHS Latam tower businesses group of CGUs and the I-Systems CGU relate to the Latam operating segment. Goodwill is monitored by management at a CGU/group of CGU level as noted above.

The following is a summary of goodwill allocation for each CGU or group of CGUs.

		Additions through		Effects of
		business combinations		movements in
		and derecognitions		exchange rates and
	At January 1	through disposals	Impairment	other movements	At December 31
	$'000	$'000	$'000	$'000	$'000
2024
IHS Nigeria	151,727	—	—	(62,136)	89,591
IHS Cameroon S.A.	43,288	—	—	(2,478)	40,810
IHS Côte d’Ivoire S.A.	21,468	—	—	(1,229)	20,239
IHS Zambia Limited	32,817	—	—	(2,545)	30,272
IHS Rwanda Limited	9,504	—	—	(843)	8,661
IHS Kuwait Limited	12,211	(12,192)	—	(19)	—
IHS South Africa Proprietary Limited	54,414	—	—	(1,297)	53,117
IHS Latam tower businesses	202,529	—	(87,894)	(25,834)	88,801
I-Systems	91,340	—	—	(19,589)	71,751
	619,298	(12,192)	(87,894)	(115,970)	403,242
2023
IHS Nigeria	299,457	—	—	(147,730)	151,727
IHS Cameroon S.A.	41,741	—	—	1,547	43,288
IHS Côte d’Ivoire S.A.	20,701	—	—	767	21,468
IHS Zambia Limited	46,718	—	—	(13,901)	32,817
IHS Rwanda Limited	11,186	—	—	(1,682)	9,504
IHS Kuwait Limited	12,223	—	—	(12)	12,211
IHS South Africa Proprietary Limited	58,832	—	—	(4,418)	54,414
IHS Latam tower businesses	187,572	—	—	14,957	202,529
I-Systems	84,958	—	—	6,382	91,340
	763,388	—	—	(144,090)	619,298
2022
IHS Nigeria Limited	59,768	—	—	(3,432)	56,336
INT Towers Limited	214,775	—	—	(12,316)	202,459
IHS Towers NG Limited	43,138	—	—	(2,476)	40,662
IHS Cameroon S.A.	44,388	—	—	(2,647)	41,741
IHS Côte d’Ivoire S.A.	22,012	—	—	(1,311)	20,701
IHS Zambia Limited	50,709	—	—	(3,991)	46,718
IHS Rwanda Limited	11,867	—	—	(681)	11,186
IHS Kuwait Limited	12,369	—	—	(146)	12,223
IHS South Africa Proprietary Limited	—	64,394	—	(5,562)	58,832
IHS Latam tower businesses	241,451	54,641	(121,596)	13,076	187,572
I-Systems	79,419	—	—	5,539	84,958
	779,896	119,035	(121,596)	(13,947)	763,388

The recoverable amount of each CGU or group of CGUs, except for the IHS Latam tower businesses group of CGUs and the I-Systems CGU, was determined based on value in use calculations. The recoverable amount of the IHS Latam tower businesses group of CGUs and the I-Systems CGU was determined based on fair value less costs of disposal.

(a)Recoverable amounts based on value in use

These calculations used pre-tax local currency cash flow projections based on the financial budgets approved by management covering a five-year period. Within the five-year period, revenue growth assumptions are based on past experience and expected future developments in the Group’s CGUs. Cash flows beyond the five-year period were valued using the estimated terminal growth rates stated below.

The key assumptions to which the value in use calculations are most sensitive are as follows:

●	pre-tax weighted average cost of capital;
●	terminal growth rates;
●	revenue growth assumptions (taking into account tenancy ratios), and the direct effect these have on gross profit margins in the five-year forecast period; and
●	gross margin excluding depreciation and amortization.

	Pre-tax weighted average cost	Terminal	Tenancy				Gross margins excluding depreciation &
	of capital	growth rate	ratio(a)				amortization(a)
2024
IHS Nigeria	30.5%	4.0%	3.98	x -	6.13	x	45.7	% -	74.7%
IHS Cameroon S.A.	15.4%	4.0%	2.81	x -	3.55	x	55.1	% -	64.1%
IHS Côte d’Ivoire S.A.	10.6%	4.0%	3.86	x -	4.47	x	48.1	% -	58.3%
IHS Zambia Limited	23.9%	4.0%	2.84	x -	3.73	x	54.3	% -	67.8%
IHS Rwanda Limited	17.6%	4.0%	2.06	x -	2.91	x	70.3	% -	75.0%
IHS South Africa Proprietary Limited	13.3%	4.0%	1.79	x -	2.88	x	82.1	% -	88.8%

2023
IHS Nigeria	29.5%	4.0%	4.05	x -	8.32	x	54.4	% -	75.5%
IHS Cameroon S.A.	14.1%	4.0%	2.64	x -	2.94	x	55.0	% -	59.2%
IHS Côte d’Ivoire S.A.	10.8%	4.0%	3.40	x -	4.04	x	48.9	% -	56.7%
IHS Zambia Limited	26.4%	4.0%	2.63	x -	3.11	x	64.0	% -	70.2%
IHS Rwanda Limited	17.1%	4.0%	1.69	x -	2.58	x	66.1	% -	72.6%
IHS Kuwait Limited	7.6%	2.8%	1.01	x -	2.00	x	63.6	% -	71.8%
IHS South Africa Proprietary Limited	15.1%	4.0%	1.40	x -	2.94	x	42.5	% -	50.3%

2022
IHS Nigeria Limited	24.4%	3.2%	3.76	x -	7.74	x	62.5	% -	78.7%
INT Towers Limited	25.4%	3.2%	3.93	x -	4.79	x	61.7	% -	74.0%
IHS Towers NG Limited	24.9%	3.2%	3.65	x -	4.73	x	65.3	% -	72.3%
IHS Cameroon S.A.	13.7%	4.0%	2.56	x -	3.10	x	56.6	% -	65.5%
IHS Côte d’Ivoire S.A.	11.0%	4.0%	3.35	x -	4.00	x	54.8	% -	61.5%
IHS Zambia Limited	30.2%	4.0%	2.61	x -	3.24	x	65.4	% -	72.8%
IHS Rwanda Limited	18.1%	4.0%	2.04	x -	2.64	x	69.0	% -	73.2%
IHS Kuwait Limited	6.3%	3.6%	1.01	x -	1.53	x	56.6	% -	62.6%
IHS South Africa Proprietary Limited	13.9%	3.3%	1.25	x -	2.28	x	42.9	% -	66.4%
(a)	Tenancy ratios and gross margins (excluding depreciation & amortization) disclosed are for the forecast period 2025 - 2029. The tenancy ratios refer to the average number of tenants plus lease amendments (also including extra power and space) per tower that is owned or operated across a tower portfolio at a given point in time.

Management has considered and assessed reasonably possible changes for key assumptions on all markets. Any one of the following changes in assumptions could represent a reasonably possible scenario:

●	1% increase in the pre-tax weighted average cost of capital;
●	1% decrease in the terminal growth rate;
●	50% decrease in tenancy ratio; and
●	10% decrease in gross margin excluding depreciation and amortization.

Management has concluded that none of the reasonably possible scenarios listed above could give rise to impairment. In prior year, one reasonably possible scenario, being a 10% decrease in gross margin, for the IHS Zambia Limited CGU was determined to give rise to a $8.5 million impairment.

(b)Recoverable amount based on fair values less costs of disposal

The recoverable amounts of the IHS Latam tower businesses group of CGUs and the I-Systems CGU were based on fair value less costs of disposal.

Fair value less costs of disposal is determined on the basis of the income approach, discounting estimated future net local currency cash flows that reflects current market expectations (Level 3).

The key assumptions to which the fair value less costs of disposal calculation for the Latam tower businesses are most sensitive are:

●	post-tax weighted average cost of capital;
●	terminal growth rates;
●	revenue growth assumptions (taking into account tenancy growth) and the direct effect these have on gross profit margins in the ten-year forecast period for the IHS Latam tower businesses group of CGUs; and
●	revenue growth assumptions (including homes connected) and the direct effect these have on gross profit margins in the ten-year forecast period for the I-Systems CGU.

	Post-tax weighted average cost of capital	Terminal growth rate	Tenancy growth(a)	Homes connected (million)
2024
IHS Latam tower businesses	9.6%	4.7%	5.6%	n.a
I-Systems	9.4%	4.7%	n.a	0.7 - 3.1

2023
IHS Latam tower businesses	11.0%	4.4%	6.4%	n.a
I-Systems	10.7%	4.4%	n.a	1 - 3.1
(a)	Tenancy growth disclosed is for the average annual growth rate for tenancies over the forecast period 2025 - 2034.

An impairment loss of $87.9 million (2023: $nil) was recognized in the IHS Latam Tower business group of CGUs during the first quarter of 2024. This was mainly due to the restructuring of our customer, Oi S.A. (“Oi”), in Brazil. On April 19, 2024, an Oi restructuring plan was presented to court in Brazil and was agreed upon by creditors including IHS, in relation to Oi’s ongoing judicial recovery proceedings. As a result of the agreed upon terms, the carrying amount of the IHS Latam tower businesses group of CGUs has been reduced to its recoverable amount, through the recognition of an impairment loss against goodwill. This loss is included in administrative expenses in the consolidated statement of loss and other comprehensive income. The annual goodwill impairment review did not result in any further losses.

An impairment loss of $121.6 million was recognized in the IHS Latam Tower business group of CGUs due to macroeconomic conditions which had deteriorated over the year ended December 31, 2022, increasing the discount rate, and a reduction in the cash flows in the outer years of the forecast used for impairment testing.

Management has determined the reasonably possible changes in key assumptions as follows:

●	1% increase in the post-tax weighted average cost of capital;
●	1% decrease in the terminal growth rate;
●	15% decrease in tenancy growth; and
●	15% decrease in growth in homes connected.

For the Latam Towers businesses group of CGUs the reasonably possible change scenarios that would individually result in an impairment charge (2023: individually increase the impairment charge) are as follows:

	1% increase	1% decrease	15% decrease
	in post-tax	in terminal	in tenancy
	discount rate	growth rate	growth
	$'000	$'000	$'000
2024
IHS Latam Towers businesses	48,144	—	—

2023
IHS Latam Towers businesses	139,955	71,817	88,368

For the I-Systems CGU management has concluded that no reasonably possible scenario could give rise to an impairment.